Exhibit 99.1 Schedule 2

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
900000361	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing verifiable payment history/VOM and accurate monthly payment for XXX and XXX REO's. Letter provided, from mortgage holder, for each but no dates or loan terms reflected. XXX payments, from bank account, provided but handwritten notes of amounts do not fully match the PITI amounts from Final 1003. Also, missing proof is the payments are escrowed.	Document Uploaded. Please see attached refinance documents that match the 1003.	08/xx/2024	Housing History Meets Guideline Requirements; Received refinance documentation for both properties showing updated payments.	09/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000361	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met			Compliant; .	08/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000361	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met			Compliant; .	08/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000361	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational ; .; Informational	08/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000363	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/xx/2024	Resolved	FCRE9780	Credit	Business Purpose Affidavit/Disclosure Missing	Business Purpose Affidavit/Disclosure Missing	Document Uploaded. Please see attached business purpose disclosure	08/xx/2024	Business Purpose Affidavit/Disclosure Provided	09/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000363	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/xx/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. Final URLA shows borrower's primary at XXX and REO at XXX were refinanced with new lender, XXX. Provide final settlement statements to confirm current mortgages on both properties were paid off. Provide final Notes to verify new PITIA.	Document Uploaded. Please see attached note, 1st payment letter, and PCCD for the refinanced XXX and XXX properties.	08/xx/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present. XX/xx/XXXX - Final DTI is XXX% with all REO PITIA verified, condition cleared.; Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete.	09/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000363	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/xx/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 70% Per appraisal in file, the subject was listed for sale XX/xx/XXXX, listing removed XX/xx/XXXX for $XXX. Per lender Guidelines - Properties Listed for Sale (C/O) - The lesser of the most recent list price or the current appraised value will be used to determine LTV.	Document Uploaded. Please see attached exception form and LOE from borrower	09/xx/2024	Lender Exception approval for max LTV of XXX%; buyer listed house for sale when tenant was to purchase, sale fell through and buyer to keep property as rental. Exception approved: DTI XXX% less than required, XXX years with current employer, and more than $XXX in additional monthly income.	09/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000363	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/xx/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 70% Per appraisal in file, the subject was listed for sale XX/xx/XXXX, listing removed XX/xx/XXXX for $XXX. Per lender Guidelines - Properties Listed for Sale (C/O) - The lesser of the most recent list price or the current appraised value will be used to determine LTV.	Document Uploaded. Please see attached exception form and LOE from borrower	09/xx/2024	Lender Exception approval for max LTV of XXX%; buyer listed house for sale when tenant was to purchase, sale fell through and buyer to keep property as rental. Exception approved: DTI XXX% less than required, XXX years with current employer, and more than $XXX in additional monthly income.	09/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000363	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/xx/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 70% Per appraisal in file, the subject was listed for sale XX/xx/XXXX, listing removed XX/xx/XXXX for $XXX. Per lender Guidelines - Properties Listed for Sale (C/O) - The lesser of the most recent list price or the current appraised value will be used to determine LTV.	Document Uploaded. Please see attached exception form and LOE from borrower	09/xx/2024	Lender Exception approval for max LTV of XXX%; buyer listed house for sale when tenant was to purchase, sale fell through and buyer to keep property as rental. Exception approved: DTI XXX less than required, XXX years with current employer, and more than $XXX in additional monthly income.	09/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000363	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational	08/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000363	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000360	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/xx/2024	Resolved	FCRE9488	Credit	Potential Occupancy/Current Address Issues identified in the file	The intent and/or status of the borrower's occupancy is not supported in the file. Loan was approved as a non-owner DSCR loan, however there are occupancy discrepancies in the file. The initial and final URLAs are both marked that the borrower will occupy the property as their primary residence. The utility bill in the file for the borrower's current residence is marked as "final bill".	Document Uploaded. Please see attached updated/revised 1003's and LOE from borrower.	09/xx/2024	Received LOX from borrower and updated loan application showing the borrower was purchasing this property as an investment.	09/xx/2024		D	A	C	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000360	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/xx/2024	Resolved	FPRO1500	Property	HOA Questionnaire is Missing	HOA Questionnaire Missing All loans secured by a condo project require a completed HOA questionnaire per lender GLs. Lender to provide condo questionnaire for review.	Document Uploaded.	08/xx/2024	08/xx/2024 - XXX questionnaire received. Litigation marked "yes" but is not structural and meets lender GLs. Condition cleared.; HOA Questionnaire Provided	08/xx/2024		D	A	D	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000360	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	08/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational	08/xx/2024		D	A	A	A	C	A	D	A	A	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	D	C	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000362	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Documentation Required - Missing proof borrower received appraisal	Document Uploaded. proof of appraisal delivery	08/xx/2024	; Proof of appraisal delivery provided; Exception resolved; Proof of appraisal delivery provided; Exception resolved; Proof of appraisal delivery provided; Exception resolved	09/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000362	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	FCOM1220	Credit	The Deed of Trust is Missing	The Deed of Trust is Missing Deed is missing, please upload to the file	Document Uploaded. Please see correct Deed of Trust; Document Uploaded. Full Deed of Trust	08/xx/2024	The Deed of Trust is Present; Received correct Deed of Trust for borrower/address. ; Deed of Trust for a different loan (borrower and address) was provided. Please provide Deed of Trust for XXXat XXX.	09/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000362	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	FCRE1148	Credit	Title Coverage is Less than Subject Lien	Title Coverage Amount of $XXX is Less than Total Amount of Subject Lien $XXX Title coverage shows $XXX please upload new Title Report with sufficient coverage.	Document Uploaded. Please see updated title report	09/xx/2024	Title Coverage Amount of $XXX is equal to or greater than Total Amount of Subject Lien $XXX; Received copy of the updated title policy showing coverage in the amount of $XXX.	09/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000362	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	FCRE1248	Credit	Purchase is not considered to be an Arm's Length Transaction	Purchase is not considered to be an Arm's Length Transaction Purchase is an Arms Length Transaction. Gift of equity from XXX to XXX.	Document Uploaded. Please see updated 1008 that describes the arms length issue.	09/xx/2024	09/xx/2024 - Lender rebuttal - The gift letter shows the relationship along with docs from the attorney showing testamentary an LOE was not necessary
09/xx/2024 - Condition cleared, file is a non-arms length transaction allowed per lender GLs. ; Purchase is considered to be an Arm's Length Transaction, or Not Applicable	09/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000362	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record 1 Does Not Meet G/L Requirements. XXX XXXX Bank statement for asset verification is in the file. Missing XX/XXXX Bank Statement. Please upload XX/XX Bank Statement for XXX#XXX	Document Uploaded. Please see XX/XXXX bank statement	08/xx/2024	Asset Record 1 Meets G/L Requirements; Received copy of XXX Account XXX for the month of XX XXXX.	09/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000362	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements XXX XXXX Bank statement for asset verification is in the file. Missing XX/XXXX Bank Statement. Please upload XX/XXXX Bank Statement for XXX #XXX	Please see XX/XXXX bank statement	08/xx/2024	Asset Qualification Meets Guideline Requirements; Received copy of XXX Account XXX for the month of XXX XXXX.	09/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000362	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	C	A	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000365	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Provide the XXX #'s XXX, XXX & XXX bank statements for XXX, XXX, XXX and XXX. In addition, an LOE from the borrower (for each business), is required explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis.	Uploading missing statements and LOE.	11/xx/2024	Income and Employment Meet Guidelines; Document Uploaded. Audit verified all BS income and LOE, condition cleared	11/xx/2024	Qualifying DTI below max allowed. Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
900000365	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The Borrower has additional real estate which was not listed on the 1003. Provide an updated 1003 with all properties listed. XXX and XXX appeared on the fraud report. The monthly mortgage payments must be satisfactorily documented on all rental properties owned by the borrower, if not reported on the credit report. Property Taxes, Insurance, and HOA Fees for Rental Properties Owned by the Borrower. The Lender noted 2 additional loans for were closing concurrently. Document the new PITIA, the debt must be included in the DTI. Per 6.1 & 6.7 Debts & Liabilities	Uploading updated 1003, ULAW, Note & FSS for the other two properties and SiteX showing no ownership on the others	11/xx/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; All REO verified, updated and cleared; Document Uploaded.	11/xx/2024	Qualifying DTI below max allowed. Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
900000365	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE7009	Credit	Hazard insurance dwelling coverage is not sufficient	Hazard Insurance coverage of $XXX is less than required coverage required Provide a replacement cost estimate to verify coverage is sufficient.	Hazard insurance coverage includes special replacement cost coverage.	10/xx/2024	Hazard Insurance coverage meets guideline requirement; Document Uploaded.	11/xx/2024	Qualifying DTI below max allowed. Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
900000365	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage The subject is a rental, 6 months gross rental income rent loss insurance coverage will be required if rental income is being used to qualify.	Subject not using any rental income for qualification so no rent loss is required	10/xx/2024	Rent Loss Coverage Present; Document Uploaded.	11/xx/2024	Qualifying DTI below max allowed. Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
900000365	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FVAL9739	Property	Property/Appraisal General	Property/Appraisal guideline violation: The subject functions as an XXX. XXX are not considered to be acceptable collateral in any XXX programs. Provide an Lender exception with 2 compensating factors. Per GLs 9.2 INELIGIBLE PROPERTY TYPES			Document Uploaded. Ok per XXX for XXX, comp factors, XXX FICO, no mortgage lates reporting on credit, borr S/E XXX+ years, XXX% DTI, subject in C2 condition having been built in XXXX..	10/xx/2024	Qualifying DTI below max allowed. Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
900000365	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying DTI below max allowed. Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
900000367	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. A Letter from XXX states the borrower lives at XXX rent free. The property report for the address shows owner is XXX. Provide length of time the borrower has been living there, (need 12 months). Provide proof XXX is authorized representative of XXX.	A rent free letter is not required by XXX Lending guidelines, this is only an abundance of caution on the party of the borrower	11/xx/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.	11/xx/2024		C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000367	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FCRE9992	Credit	Borrower Contributions Do Not Met Guideline Minimum	Percent of Borrowers Funds for Down Payment of 0% does not meet guideline minimum 15% The Borrower received a $XXX gift of equity. The borrower contributed 0% towards the down-payment. Limitations to to gift funds for an investment property; applicant will be required to contribute a portion of their own sourced and seasoned funds to the transaction of the larger of 15% of the purchase price or $50,000. The borrower’s minimum contribution towards the costs to close must comply with XXX’s minimum requirements for a Gift of Equity. Per GLs 8.7 Gift Funds & 8.8 Gift of Equity			Document Uploaded. Uploading updated ULAW with comp factors. Ok per XXX for XXX DSCR and for no contribution for gift of equity, comp factors, XXX FICO, significant reserves after closing, subject comparable sales have a low average DOM. Uploded verification of property mgmt company. Exception to allow and rent free documentation	11/xx/2024		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000367	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 70% The borrower is a First Time Home Buyer (FTHB). A FTHB, for an investment property purchase, is absent a complete
														rental history for the prior 12 consecutive months, or is currently not paying any rent, that borrower is limited to 70% maximum LTV/CLTV/HCLTV. Provide a Lender exception with 2 compensating factors. Per GLs 3.13 First Time Home Buyer			Document Uploaded. Uploading updated ULAW with comp factors. Ok per XXX for XXX DSCR and for no contribution for gift of equity, comp factors, XXX FICO, significant reserves after closing, subject comparable sales have a low average DOM. Uploded verification of property mgmt company. Exception to allow and rent free documentation	11/xx/2024		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000367	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The appraisal shows Market rent as $XXX. There are XXX different leases provided; the current lease provided shows the actual rent is $XXX. The second lease, has a start date of XX/xx/XXXX, the borrower listed as XXX and the seller listed as XXX. The monthly rent is $XXX. The Lender grossed up the market rent by 10% (total rent $XXX) to calculate the DSCR. Provide 2 months bank statements for receipt of $XXX monthly rent. Provide an explanation for the new lease. Per Debt Service Coverage Ratio ("DSCR")			Document Uploaded. Uploading updated ULAW with comp factors. Ok per XXX for XXX DSCR and for no contribution for gift of equity, comp factors, XXX FICO, significant reserves after closing, subject comparable sales have a low average DOM. Uploded verification of property mgmt company. Exception to allow and rent free documentation	11/xx/2024		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000367	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 70% The borrower is a First Time Home Buyer (FTHB). A FTHB, for an investment property purchase, is absent a complete
														rental history for the prior 12 consecutive months, or is currently not paying any rent, that borrower is limited to 70% maximum LTV/CLTV/HCLTV. Provide a Lender exception with 2 compensating factors Per GLs 3.13 First Time Home Buyer			Document Uploaded. Uploading updated ULAW with comp factors. Ok per XXX for XXX DSCR and for no contribution for gift of equity, comp factors, XXX FICO, significant reserves after closing, subject comparable sales have a low average DOM. Uploded verification of property mgmt company. Exception to allow and rent free documentation	11/xx/2024		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000367	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 70% The borrower is a First Time Home Buyer (FTHB). When a FTHB, for an investment property purchase, is absent a complete
														rental history for the prior 12 consecutive months, or is currently not paying any rent, that borrower is limited to 70% maximum LTV/CLTV/HCLTV. Provide a Lender exception with 2 compensating factors Per GLs 3.13 First Time Home Buyer			Document Uploaded. Uploading updated ULAW with comp factors. Ok per XXX for XXX DSCR and for no contribution for gift of equity, comp factors, XXX FICO, significant reserves after closing, subject comparable sales have a low average DOM. Uploded verification of property mgmt company. Exception to allow and rent free documentation	11/xx/2024		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000367	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/xx/2024		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000368	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/xx/2024	Resolved	FCRE9992	Credit	Borrower Contributions Do Not Met Guideline Minimum	Percent of Borrowers Funds for Down Payment of 0% does not meet guideline minimum 15% No assets were documented. A Gift of Equity was part of the purchase. However, the guidelines require the borrower contribute a portion of their own sourced and seasoned funds to the transaction of the larger of 15% of the purchase price or $50,000 for the purchase of an Investment Property. There is a Purchase probate addendum; provide Trust documents and court documents to verify the borrower is not required to contribute 15% in assets. Per GLs 8.8 Gift of Equity & 8.7 Gift Funds	Borrower Contributions Meet Guidelines; The GOE section is independent from gift funds and does not abide by any minimum contribution because a GOE does not require any contribution. We are looking to clarifying this on a future version of the guidelines.
																	09/xx/2024 - Condition cleared per lender GLs, not required.	09/xx/2024		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000368	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/xx/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000368	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	09/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	09/xx/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000369	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Provide proof of 6 months gross rental income rent loss insurance coverage. At minimum, Rent loss coverage should be to the lessor of PITIA or rent received/scheduled.	Uploading insurance with “rental value” of $XXX which covers the 6 month requirement	11/xx/2024	Rent Loss Coverage Present; Document Uploaded.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000369	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000369	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000370	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 65% XXX% LTV exceeds the 65% max for refinance of a Short Term Rental. Ok, per XXX, for XXX% LTV; however, missing a minimum of two compensating factors prior to DD Firm acknowledging.	XXX approved Price match: max LTV 70%. Scenario presented by the XXX to XXX stated 12+ months reserves. Comp factors, 794 FICO, 1.567 DSCR, significant reserves after closing	11/xx/2024	Document Uploaded.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000370	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000370	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000371	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser was not checked with the Exclusionary lists.			All Interested Parties Checked against Exclusionary Lists; Document Uploaded. OFAC cleared	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000371	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000371	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000372	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The credit report shows 5 mortgage's with US Loan Servicing #xx, #xx, #xx, #xx and #xx which were not listed on the 1003. Provide the property address for each corresponding mortgage. Per 4.15 Determining Mortgage Rating	The credit report and DataVerify reports serve as the instruments to cover an absent REO list for any additional guidelines, including 3.18, 4.15 (including no requirement for REO ratings) and 3.41 also with 4.16 in mind to waive ratings. XXX Lending crafted the credit memo in question with these reports and already in mind. There are no foreclosure actions reporting and the total number of loans to a single borrower is still within limits.; As this is a DSCR loan, other loans have no bearing on approvability and qualification. Also, per the Credit Memo dated XX/xx/XXXX, a business purpose loan does not need an REO section	11/xx/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; ; Document Uploaded. Condition cleared per rebuttal, XXX certifies that loan meets all of their GLs addressed in this exception.; Memo referenced does not eliminate requirements set forth by guideline sections 3.18 and 3.41 for number of loans to one borrower and number of properties owned and section 4.15 to confirm acceptable payment history on any mortgages as well as no foreclosure action. Condition remains.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000372	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Provide proof of 6 months gross rental income rent loss insurance coverage. At minimum, Rent loss coverage should be to the lessor of PITIA or rent received/scheduled.			Document Uploaded. acknowledged by client - Ok per XXX to waive rent loss coverage as it is not available, comp factors, XXX FICO, XXX% LTV, subject property is in good condition.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000372	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000372	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000373	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE9488	Credit	Potential Occupancy/Current Address Issues identified in the file	The intent and/or status of the borrower's occupancy is not supported in the file. The appraiser states that unit XXX is vacant. A copy of a check for 6 months rent and the bank statement showing the deposit is in the file. The lease for unit XXX has a start date of XX/xx/XXXX. Provide Interior photos of the main living area to show that the subject is tenant occupied. Per GLs 3.41 Investment Property	XXX Lending guidelines do not require photographic evidence for recently commenced leases	10/xx/2024	Intent of borrower's occupancy supported; Document Uploaded.	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000373	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The Final Settlement Statement is stamped certified true and correct Copy, however it is not signed by the borrower. Provide the Final signed HUD-1/Settlement Statement.	The statement is its present form is perfectly acceptable to XXX Lending.	10/xx/2024	Property Title Issue Resolved; Document Uploaded.	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000373	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000373	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000374	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1176	Credit	HO6 Insurance Policy Effective Date is after the Note Date	HO-6 Insurance Policy Effective Date of XX/xx/XXXXX is after the Note Date of XX/xx/XXXX	Though the Note date was XX/XX, the actual funding date in XX was XX/XX so the policy was in effect at time of funding	11/xx/2024	HO-6 Insurance Policy Effective Date of XX/xx/XXXX is prior to or equal to the Note Date of XX/xx/XXXX Or HO-6 Insurance Policy Effective Date Is Not Provided; HO-6 Insurance Policy Effective Date of XX/xx/XXXX is after the Note Date of XX/xx/XXXX	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000374	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Lender to provide rent loss insurance coverage for subject property.	Document Uploaded. Ok per XXX to waive rent loss coverage, comp factors, XXX FICO, XXX% LTV, positive DSCR, subject in C2 condition.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000374	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000374	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000375	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. The appraisal in file is dated XX/XXXX and the county of the subject property is listed for individual assistance for the XXX; however, there is no disaster report in file to verify the subject has had no damage from the XXX.	Property Inspection Provided.; Document Uploaded. Condition cleared, no property damage	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000375	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000375	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000376	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The subject was purchased within the previous 12 months. Provide the Closing Disclosure with purchase price. The LTV/CLTV will be calculated from the Lowest transfer value in the previous twelve months OR Appraised value. Per GLs 3.22 Property Value Determination	Uploading Final CD from purchase, using purchase price for LTV	10/xx/2024	Document Uploaded. ; Property Title Issue Resolved	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000376	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000376	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000377	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX County a disaster area (XXX) on XX/xx/XXXX. The appraisal is dated XX/xx/XXXX. Provide a post disaster inspection report.	Property Inspection Provided.; Document Uploaded. Condition cleared, no property damage	11/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000377	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The XX/XXXX XXX #XXX statement show the borrower as account holder. However, the XXX transaction details XX/XXXX show XXX as account holder. The transaction report shows the earnest money withdrawal. Provide proof the earnest money came from the borrower's account. Per GLs 8.5 Deposit Accounts & GLs 8.6 Earnest Money and Deposit	Asset Qualification Meets Guideline Requirements; Document Uploaded. Borrower is on the statement as an owner, regardless of other owners on the account, they are still his funds and an acceptable source for XXX and closing funds.	11/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000377	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000378	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements A copy of the earnest money check for $XXX is in the file. Provide the certified escrow deposit receipt. Per 8.6 Earnest Money and Deposit.			Asset Qualification Meets Guideline Requirements; Document Uploaded. XXX receipt submitted and cleared; Asset Qualification Does Not Meet Guideline Requirements A copy of the earnest money check for $XXX is in the file. Provide the certified escrow deposit receipt. Per 8.6 Earnest Money and Deposit.	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000378	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements A Verification of Rent from a private party was used to verify the rent payments. A VOR can be accepted from a private party at LTVs of 75% or less. The subject LTV is XXX%. Provide Bank statements for the last twelve months which consistently show payment made for rent amount. Or, Legible copy of twelve months canceled checks (front and back) or money orders – amount of checks / money orders must be consistent and match the amount of monthly rent reflected on the 1003. The Borrower's are First Time Home Buyers - if an FTHB, for an investment property purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to: 70% maximum LTV; and Minimum 1.0 : 1.0 DSCR
GLs 4.19 VERIFICATION OF RENT PAYMENTS & 3.13 FIRST TIME HOME BUYER	Document Uploaded. Ok to use a VOR from private party with an LTV of XXX%. Comp factors, XXX FICO, positive DSCR.; Housing History Does Not Meet Guideline Requirements A Verification of Rent from a private party was used to verify the rent payments. A VOR can be accepted from a private party at LTVs of XXX% or less. The subject LTV is XXX%. Provide Bank statements for the last twelve months which consistently show payment made for rent amount. Or, Legible copy of twelve months canceled checks (front and back) or money orders – amount of checks / money orders must be consistent and match the amount of monthly rent reflected on the 1003. The Borrower's are First Time Home Buyers - if an FTHB, for an investment property purchase, is absent a complete rental history for the prior twelve consecutive months, or is currently not paying any rent, that borrower is limited to: XXX% maximum LTV; and Minimum 1.0 : XXX DSCR
																	GLs 4.19 VERIFICATION OF RENT PAYMENTS & 3.13 FIRST TIME HOME BUYER	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000378	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000378	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000379	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Borrower has a $XXXcharge off with XXX XX/xx/XXXX, which was not paid off at closing. Per lender GLs 4.7 Collections, Charge offs and repossessions, required to be paid off.	Though the XXX shows XX/XXXX, the actual charge of date is noted to be XX/XXXX, which is outside the payoff window. Thank you.	10/xx/2024	Delinquent Credit History Meets Guideline Requirements; Document Uploaded. Charge off date XX/XX, ok to clear per lender rebuttal and GL	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000379	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000379	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000380	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FPRO3678	Property	Property Issue(s) are Present	One or more issues or defects with the property have been discovered. Missing 2nd Full Appraisal to support value. Loan amount is $XXXXX on a cash-out refinance. Per Lender Matrix: Loan Amounts for Refinance > $1.5M requires two (2) Appraisals.	Document Uploaded. Ok per XXX to waive 2nd appraisal and for loan amount over rural limits, XXX FICO, XXX% LTV, positive DSCR	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
900000380	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1199	Credit	Audited Loan Amount is greater than Guideline Minimum Loan Amount	Audited Loan Amount of $XXXXXX is greater than the Guideline Maximum Loan Amount of $XXX Loan amount $XXXXXX. Appraisal reflects Rural property. Per Lender matrix: Max $XXX loan amount for XXX property.	Document Uploaded. Ok per XXX to waive 2nd appraisal and for loan amount over rural limits, XXX FICO, XXX% LTV, positive DSCR	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
900000380	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
900000381	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000381	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000381	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000382	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The XXX statement shows earnest money $XXX wired to escrow. However, the escrow receipt shows status: Pending. Provide escrow deposit receipt for the earnest money deposit received. Per GLs 8.6 Earnest Money and Deposit			Document Uploaded. Ok per XXX to waive XXX, comp factors, XXX% LTV purchase, XXX DSCR, sold comparables have a very low average DOM	10/xx/2024		C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000382	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/xx/2024		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000382	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/xx/2024		C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000383	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/xx/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000383	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/xx/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000383	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/xx/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000384	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000384	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000384	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000385	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE5123	Credit	Missing Business Entity Formation Document	Documentation is not in file to verify XXX is in good standing. Guideline section 3.12 Borrowing Entities 2. Borrower/Guarantor Types D. Entity Documentation Requirements states Entity Documentation requirements are as follows (as applicable): The below documents are required, without exception, and borrower letters stating that they are not required, available, or excused from providing such documents are not acceptable. *Complete, legible copy of the Certificate of Formation/Articles of Organization and all amendments thereto; *Complete (with all referenced exhibits), legible copy of the Operating Agreement for LLCs and Partnerships, or Bylaws for corporations and all amendments thereto that includes statement whether it is member or manager managed, contains authorization to borrower money, enter into contracts for mortgage assets, and designates signers; *Certificate of Good Standing or equivalent document valid within ninety days of the closing date; *Certificate of Foreign Qualification or other qualification to operate in the state where business is being conducted (if entity is formed in a state other than where business is being performed or where the property is located);
* IRS Form SS4 or Federal Taxpayer Identification Number (“TIN”) or Employer Identification Number (“EIN”) issuance letter for the entity; * A Unanimous Written Consent / Board Resolution signed by all members regardless of their percentage of interest (i) authorizing the transaction with XXX Lending, and (ii) identifying the authorized to sign the loan documents on behalf of and to bind the entity.	In compliance with the One Score/No Score/No Depth program while requiring 24 month housing history. Uploading cert of good standing	11/xx/2024	Document Uploaded. lender verified LLC, condition cleared	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	B	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000385	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE2515	Credit	Credit history does not meet guidelines	The credit report only reflects one revolving open account; however, it is an authorized user account. There is also no documentation in file referencing if the One Score/No Score/No Depth program was used. Guideline section 4.5 Minimum Credit Depth states a minimum credit depth of (a) three acceptable tradelines aged individually for a 12 month minimum OR (b) two acceptable tradelines aged individually for a 24 month minimum is required. If minimum credit depth is not met, Underwriter may review for compliance with the One Score/No Score/No Depth program while requiring 24 month housing history.	Guidelines do not require the trades to be open accounts and there are several closed ones that satisfy XXX’s depth requirements	11/xx/2024	Document Uploaded. ok to clear per lender rebuttal and GL	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000385	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000385	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000386	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000386	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000386	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000387	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000387	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000387	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000388	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000388	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000388	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job. Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000389	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/xx/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000389	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/xx/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000389	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/xx/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000390	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The XXX bank statement #XXX shows $XXX earnest money wired on XX/xx/XXXX. Provide a certified escrow deposit receipt. Per 8.6 Earnest money and Deposit.			Asset Qualification Meets Guideline Requirements; Document Uploaded. EMD receipt submitted	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000390	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000390	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000391	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Missing a Post Disaster Property Inspection. Appraisal completed XX/xx/XXXX, XXX #XXX initial declaration XX/xx/XXXX.			Property Inspection Provided.; Document Uploaded. Post disaster inspection received, no XXX damage.	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000391	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000391	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000392	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000392	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000392	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000393	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000393	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000393	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000394	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Informational Only	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000394	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Informational Only	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000394	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000395	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements Missing bank statements for XXX checking account #XXX to support $XXX assets.			Asset Qualification Meets Guideline Requirements; Document Uploaded.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000395	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000395	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000396	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000396	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000396	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000397	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000397	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000397	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000398	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000398	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000398	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000399	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000399	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000399	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000400	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing There is no CPA letter in the file for the borrower's self employment. There is an loe signed by the borrower. Lender to provide CPA letter.			Borrower 1 CPA Letter Provided; Document Uploaded. CPA letter received, lender must also provide verification for CPA per lender GLs.;	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000400	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Lender to provide all PITIA information for new XXX loan for REO at XXX	Subject loan is a snapshot in time and qualification only extended to the day of closing. XXX Lending included the estimate at the time and that is as far as the qualification will go as the loans cannot be subject to financial changes in the future; The other XXX loan has not closed yet, we still only have these preliminary numbers which are the same as when subject loan closed	11/xx/2024	Housing History Meets Guideline Requirements; Document Uploaded. ; ; file pending final PITIA documents for additional XXX loan	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000400	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Lender to provide final fraud report showing all parties cleared on exclusionary and OFAC Check lists.			All Interested Parties Checked against Exclusionary Lists; Document Uploaded. Final fraud report received, all parties cleared.	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000400	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000400	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000401	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Provide evidence individual signing as seller on the contract is an authorized signer for selling entity.	Property Title Issue Resolved; Document Uploaded. verified seller and signor, condition cleared	11/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
900000401	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE2009	Credit	Rent Loss Insurance Missing	Missing rent loss insurance coverage Provide proof of 6 months gross rental income rent loss insurance coverage will be required if rental income is being used to qualify. At minimum, Rent loss coverage should be to the lessor of PITIA or rent received/scheduled.	Rent Loss Coverage Present; Document Uploaded. Loss of use on policy XXX	11/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	D	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
900000401	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Acknowledged	FPRO1502	Property	HOA Does Not Meet Guidelines	HOA Does Not Meet Guidelines The Condo Questionnaire shows the developer is in control of the Homeowners Association (HOA). The HOA should be in control – project under Developer or Builder control will be considered on a case-by-case basis only. There is a lender exception in the file.	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	C	B	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
900000401	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	D	B	A	A	D	A	C	B	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A	B	A
900000402	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FCRE1202	Credit	Third Party Fraud Report Partially Provided	Third Party Fraud Report Partially Provided Lender to provide final fraud report with all parties verified.			Third Party Fraud Report is fully present; Document Uploaded. OFAC cleared	11/xx/2024		D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000402	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/xx/2024		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000402	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/xx/2024		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000402	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 75% A private VOR is in file reflecting XXX months rental payment history and the file reflects an LTV of XXX%. There is an approved exception in file to accept a private party VOR at XXX% LTV in lieu of cancelled
														rent checks with 1 pt fee to XXX. Borrower shows history of maintaining on timely mortgage payments with multiple lenders from XXX with the most recent mortgage active and closed on XX/XXXX, coupled with the borrower not having any derogatory items and well established credit. Guideline section 4.19 Verification of Rent Payments states a rental payment history covering the last 12 months requires Verification of Rent (VOR) or a rating from credit reporting agency if from rental agency. A VOR can be accepted from a private party at LTVs pf 75% or less.						D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000402	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 75% A private VOR is in file reflecting XXX months rental payment history and the file reflects an LTV of XXX%. There is an approved exception in file to accept a private party VOR at 80% LTV in lieu of cancelled
														rent checks with 1 pt fee to XXX. Borrower shows history of maintaining on timely mortgage payments with multiple lenders from XXX with the most recent mortgage active and closed on XX/XXXX, coupled with the borrower not having any derogatory items and well established credit. Guideline section 4.19 Verification of Rent Payments states a rental payment history covering the last 12 months requires Verification of Rent (VOR) or a rating from credit reporting agency if from rental agency. A VOR can be accepted from a private party at LTVs pf 75% or less.						D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000402	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 75% A private VOR is in file reflecting XXX months rental payment history and the file reflects an LTV of XXX%. There is an approved exception in file to accept a private party VOR at XXX% LTV in lieu of cancelled
														rent checks with 1 pt fee to XXX. Borrower shows history of maintaining on timely mortgage payments with multiple lenders from XXX with the most recent mortgage active and closed on XX/XXXX, coupled with the borrower not having any derogatory items and well established credit. Guideline section 4.19 Verification of Rent Payments states a rental payment history covering the last 12 months requires Verification of Rent (VOR) or a rating from credit reporting agency if from rental agency. A VOR can be accepted from a private party at LTVs pf 75% or less.						D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000402	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Acknowledged	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The VOR in file is from a private party and only reflects XXX months of rental payment history within the last 12 months and the LTV is at XXX%. There is an approved exception in file to accept a private party VOR at XXX% LTV in lieu of cancelled rent checks with 1 pt fee to XXX. Borrower shows history of maintaining on time mortgage payments with multiple lenders from XXX with the most recent mortgage active and closed on XX/XXXX, coupled with the borrower not having any derogatory items and well established credit. Guideline section 4.19 Verification of Rent Payments states a rental payment history covering the last 12 months requires verification by Verification of Rent (VOR) or a rating from credit reporting agency if rental agency. A VOR can be accepted from a private party at LTVs of 75% or less.						D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000403	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements VOR was completed by a private party on a loan with XXX% LTV. Per Lender GLs 4.19 - Verification of Rent (VOR) or a rating from credit reporting agency if from rental
														agency. A VOR can be accepted from a private party at LTVs of 75% or less			Housing History Meets Guideline Requirements; Document Uploaded. The VOR was completed by the XXX of the apartment complex, uploading XXX showing they are not the owner and that it is apartments and not a private party	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000403	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. Lender to provide final fraud report showing all parties cleared.			All Interested Parties Checked against Exclusionary Lists; Document Uploaded. Final fraud report received, all parties cleared.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000403	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000403	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000404	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000404	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational Only	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000404	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000405	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The payoff's from XXX show the XXX and XXX payments were made. Provide XX/XX through XX/XX pay history for subject property with XXX #XXX. If the Applicant has had forbearance or mortgage lates within the last 12-months, Tenant occupied properties will require documentation of; timely receipt for the prior two months rental payments or, 12-months of subject’s payment in reserve, which may be from transaction’s cash-in-hand. Per GL's 4.15 Determining Mortgage Rating & Debt Service Coverage Ratio			Housing History Meets Guideline Requirements; Document Uploaded. Payment letter received - Number of payments received 30 or more days after the payment due date: 0	11/xx/2024		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000405	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue Provide a Letter from title verifying the following: - Approved to use Power of Attorney (POA), -Acknowledge the requirement that the POA must be recorder concurrently with the security instrument, and a copy of the recorded POA.	Uploading email from title showing the POA was approved, sent for concurrent recording with the deed and will be providing XXX Lending with the recorded copies once they are received. At this point, XXX Lending is considering this to be a function of title and we have satisfied our requirements.	11/xx/2024	Property Title Issue Resolved; Document Uploaded. cleared per email and rebuttal, XXX certifies POAhas been completed according to GLs	11/xx/2024		C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000405	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/xx/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000405	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/xx/2024		C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000406	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000406	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000406	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000407	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000407	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000407	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000408	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, listing broker, cooperating broker, sales associate, listing sales associate settlement agent, settlement agency, and underwriter were not checked with exclusionary lists.	All Interested Parties Checked against Exclusionary Lists; Document Uploaded. OFAC cleared	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000408	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000408	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000409	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000409	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000409	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000410	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000410	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000410	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000411	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000411	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/xx/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000411	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024		A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000412	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1202	Credit	Third Party Fraud Report Partially Provided	Third Party Fraud Report Partially Provided Lender to provide final fraud report with all parties verified.	Third Party Fraud Report is fully present; Document Uploaded. ; Final fraud report received, all parties cleared.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000412	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000412	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000413	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000413	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000413	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000414	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000414	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000414	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Curative	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000415	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements Missing Note/Account History, for XXX loan #XXX, to verify terms of newly originated mortgage for primary residence (XXX).	Housing History Meets Guideline Requirements; Document Uploaded. PITIA for all REO verified and cleared	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	B	C	A	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
900000415	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Acknowledged	FCOM3987	Compliance	Missing evidence required disclosure provided at closing	Missing the disclosure of XXX #XXX on the Certificate of Loans to One Borrower. The cert reflects no other loans with XXX; however, there is one listed on the Final 1003.	Exception is non-material and graded as level 2/B.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	B	B	B	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
900000415	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	B	A	A	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
900000415	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	C	B	A	A	C	A	A	A	B	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
900000416	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements The credit report shows an open collection $XXX from XX/XXXX. Collections and charge offs may remain unpaid subject to the following
circumstances: Two years or more since the date of last activity. Provide proof the collection with XXX has been paid. Per GL's 4.7 Collections	XXX Lending funded in the 24th month age of the collection and the first payment due on the loan is XX XXXX so the seasoning has been met.	11/xx/2024	Delinquent Credit History Meets Guideline Requirements; Document Uploaded.	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000416	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The 1003 shows XXX Lending is the lien holder for the primary residence. Provide the Closing Disclosure with the terms of the new loan. Per 4.15 Determining Mortgage Rating	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded.	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000416	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The underwriter was not checked with the Exclusionary lists.	All Interested Parties Checked against Exclusionary Lists; Document Uploaded. All parties cleared	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000416	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000416	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	ATR/QM: Exempt	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000417	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide a Fannie Mae CU score of 2.5 or less, Or, a third party review of the appraisal to support the value.	CU 1.0 received, condition cleared; Third party valuation product provided within tolerance.	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
900000417	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1206	Credit	All Interested Parties Not Checked with Exclusionary Lists	All Interested Parties Not Checked with Exclusionary Lists. The appraiser, settlement Agent and underwriter were not checked with the exclusionary lists.	All Interested Parties Checked against Exclusionary Lists; Final fraud report received, all parties cleared.; Document Uploaded.	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
900000417	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1492	Credit	Cash Out Does Not Meet Guideline Requirements	Cash Out Does Not Meet Guideline Requirements The loan was approved as a rate term refinance which allows maximum cash back of $XXX. Refinance involving the payoff of non-mortgage debt is considered a cash-out refinance. The Closing Disclosure shows cash to the borrower of $XXX and pay off of no-mortgage debt $XXX. The total cash out is $XXXProvide a Lender exception with 2 compensating factors to permit cash back over $5,000. Per GLS 3.30 & 3.31 Incidental Cash Out on Rate and Term Or Debt Consolidation Refinance	Ok per XXX for excessive cash out on an R/T refi, comp factors, XXX FICO, XXX% LTV, XXX% DTI, borr S/E XXX+ years.	11/xx/2024	Document Uploaded. ; This loan closed as a rate and term per the final ULAW, Approval and tape data on file. Lender to provide a lender exception allowing cash back on a rate and term loan.; Document Uploaded.	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
900000417	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Cured	finding-3635	Compliance	Charges That In Total Cannot Increase More Than 10% Test	TILA 130b Cure Required. Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The zero tolerance violation in the amount of $XXX is due to the increase in recording fees. The COC in file indicates recording fees are increased due to the loan amount, however that would not be a valid COC. Provided clarification on reason for recording fee increase. This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($XXX) exceed the comparable charges ($XXX) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi).	Cure package provided; Exception downgraded to a 2/B; Document Uploaded.	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	A	C	B	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	C	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B
900000418	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000418	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000418	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000419	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The schedule of real estate shows the departure residence will be used as an investment property. Provide the tax bill and the homeowners association bill for DTI calculation. Per 6.7 Mortgage Payments For rental Properties			Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded. Audit verified PITIA for departing residence, condition cleared	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000419	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. FEMA declared XXX a Disaster Area (XXX), on XX/xx/XXXX. The appraisal in file dated XX/xx/XXXX. Provide a post disaster property inspection.			Property Inspection Provided.; Document Uploaded. Post disaster inspection received, no XXX damage.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000419	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Acknowledged	FCRE5774	Credit	Borrower 1 Credit Report is Incomplete	Borrower 1 Credit Report is Partially Present. The Lender omitted XXX mortgage #XXX secured by: XXX, $XXX monthly payment from the DTI. A letter from the borrower states that the XXX #XXX is paid by the business. However, the XXX #XXX statements which show the previous 6 payments are a personal checking account. Provide a Lender exception to permit the omission from the DTI. Per GLs 6.3 Business Debt & 6.7 Mortgage Payments For Rental Properties			Uploading updated ULAW with comp factors. Ok per XXX to use personal account paying the mortgage and remove from DTI, comp factors, XXX FICO, no mortgage lates reporting, borr S/E for XXX+ years, subject is a C1 XXXX new build..	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	C	B	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000419	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Informational Only	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	C	B	A	A	C	B	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000420	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The borrower's current employment start date is XX/XXXX as owner of XXX. The tax preparer letter confirms the borrower is XXX% XXX and has been employed with the business since XXX. Business Record details printed from 'XXX' shows initial XXX filing date of XX/xx/XXXX, Business dissolution on XX/XXXX, and reinstatement XX/XXXX. Provide acceptable documentation supporting the existence of the borrower's business for the most recent two years with the following; Copy of the Articles of Incorporation, Operating Agreement, or Partnership Agreement with recorded filing date. Per GLs Section 5: 12 month Bank Statement Program & IX. Acceptable Evidence of self Employed Business.	Income and Employment Meet Guidelines; 08/xx/2024 - Lender Borrower can have a broken S/E past so long as they document the most recent 12 months of S/E, the previous requirement was 2 years but that was reduced with the guidelines dated XX/xx/XXXX. Borrower meets the requirement since the reinstatement.
08/xx/2024 - Audit updated program to 1 year SE as allowed per lender matrix and credit memo dated XX/xx/XXXX. There is no reference of the 1 year SE program in the XX/xx/XXXX Lender GLs.	09/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000420	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	FCRE1325	Credit	Borrower 1 CPA Letter Missing	Borrower 1 CPA Letter Missing The File has a letter from the Tax Preparer to verify the borrower is 100% owner of the business. The tax preparer’s license verification, from municipal, state or federal licensing boards or proof of their business’ existence to be provided. Per GLs section 5 IX. Acceptable Evidence of Self-Employed Business.	08/xx/2024 - Audit verified CPA, condition cleared; 08/xx/2024 - CPA Verification provided and cleared.; Borrower 1 CPA Letter Provided	09/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000420	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements There is an email which verifies $XXX earnest money deposit is held by the Title company. Provide a copy of the check/wire or bank statement showing the funds originated from the borrowers account. Per GLs 8.6 Earnest Money and Deposit	08/xx/2024 - Audit verified EMD XXX with 3 deposits to XXX, condition cleared.; Asset Qualification Meets Guideline Requirements	09/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000420	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Acknowledged	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 65%	Ok per XXX for XXX% LTV on this loan, comp factors, XXX FICO, no negative credit at all, S/E XXX+ years, subject is a XXXX new build from XXX Homes; 08/xx/2024 - Per lender rebuttal the borrower was approved under the 1 year SE program. This program is not outlined in the XX/xx/XXXX lender GLs. The Matrix and a lender credit memo dated XX/xx/XXXX both have the following program restrictions listed for 1 year SE borrowers: Min XXX FICO. Max 80% Purchase Rate and Term, Max 65% Cash Out.; Audited HLTV of XXX% exceeds Guideline HCLTV of 80%	09/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000420	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Acknowledged	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of XXX% exceeds Guideline LTV of 65%	Ok per XXX for XXX% LTV on this loan, comp factors, XXX FICO, no negative credit at all, S/E XXX+ years, subject is a XXX new build from XXX Homes; 08/xx/2024 - Per lender rebuttal the borrower was approved under the 1 year SE program. This program is not outlined in the XX/xx/XXXX lender GLs. The Matrix and a lender credit memo dated XX/xx/XXXX both have the following program restrictions listed for 1 year SE borrowers: Min XXX FICO. Max 80% Purchase Rate and Term, Max 65% Cash Out.; Audited LTV of XXX% exceeds Guideline LTV of 80%	09/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000420	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Acknowledged	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 65%	Ok per XXX for XXX% LTV on this loan, comp factors, XXX FICO, no negative credit at all, S/E XXX+ years, subject is a XXX new build from XXX Homes; 08/xx/2024 - Per lender rebuttal the borrower was approved under the 1 year SE program. This program is not outlined in the XX/xx/XXXX lender GLs. The Matrix and a lender credit memo dated XX/xx/XXXX both have the following program restrictions listed for 1 year SE borrowers: Min XXX FICO. Max 80% Purchase Rate and Term, Max 65% Cash Out.; Audited CLTV of XXX% exceeds Guideline CLTV of 80%	09/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000420	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	08/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000420	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	08/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000420	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	08/xx/2024	Acknowledged	FCRE4678	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. The borrower paid $XXX per month in rent. The Lender permits loans for First Time Home Buyers provided they do not have, for a primary residence purchase, a payment shock of greater than three times (3X) that of their current rental payment. The PITI for the subject is $XXX which exceeds the Lender guidelines for payment shock. A Lender exception is in the file, with compensating factors of low DTI and length of employment.	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	D	B	B	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000421	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum

Original CLTV is Below the Guideline Maximum

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000421	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum

Original CLTV is Below the Guideline Maximum

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000421	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum

Original CLTV is Below the Guideline Maximum

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000422	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1145	Credit	Title Document Missing	Title Document is missing Provide the XXX, XXX or XXX (XX/xx/XXXX) with 24 month chain of title and plat
map/survey. Title Supplement from Title Company that the Trust Document has been reviewed and accepted for borrower(s) to be vested in a trust.	Uploading prelim and separate plat map.	11/xx/2024	Title Document is fully Present; Document Uploaded.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	D	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000422	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE8611	Credit	Income/Employment General	The Twelve Month Bank Statement Program was used to calculate the Borrower's income. Provide an LOE from the borrower explaining their business name, what their business does, the number of employees, how it is set up, and what they consider their income to be on a monthly basis. Per GLs Twelve Month Bank Statement Program	Uploading S/E LOE	11/xx/2024	; SE Q received and cleared; Document Uploaded.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000422	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO1144	Property	1004D Completion Report is not on an as-is basis	Subject appraisal was completed as-is, no 1004D was required	11/xx/2024	Document Uploaded. ;	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	C	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000422	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	D	A	A	A	D	A	C	A	A	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	D	D	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000423	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000423	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000423	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX% Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000424	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000424	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000424	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000425	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE5770	Credit	Borrower 1 Credit Report is Missing	Borrower 1 Credit Report is Missing. Missing credit report. Required per Lender GL Section 4.1 / 4.2.	Document Uploaded. ; Borrower 1 Credit Report is not missing.	11/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
900000425	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Cured	finding-3652	Compliance	Lender Credits That Cannot Decrease Test	TILA 130b cure required
Refund in the amount of $XXX requires a PCCD, LOE, Copy of refund check and proof of delivery to the borrower.
The lender credit decrease violation occurred on the LE dated XX/xx/XXXX when lender credits decreased from $XXX to $XX. The COC in file states that the change occurred on XX/XXXX. However LE in file dated XX/XXXX is when the lender credits were for $XXX. Please provide a cure package. This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($XXX) does not exceed or equal the comparable sum of specific and non-specific lender credits ($XXX). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).	Cure package provided, exception downgraded to a 2/B.; Cure package provided, exception downgraded to a 2/B.; Document Uploaded.	11/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
900000425	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	A	A	A	C	B	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	D	D	A	C	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
900000426	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue There is conflicting information in the file. The Title vested in: XXX, An XXX and XXX, A XXX, as XXX Property, as Joint Tenants with Right of Survivorship. However, the schedule B part 1 shows Deed dated XX/XXXX as Document No. XXX; Grantor: XXX, spouse of XXX; Grantee: XXX, a XXX as XXX Property. The Property report shows transfer of the subject from the borrower to XXX on XX/xx/XXXX. Provide proof the borrower has been the vested owner for previous 90 days prior to application date. Per GLs 3.20 Property Ownership Seasoning	Property Title Issue Resolved; Document Uploaded. XXX was previously on title and never quit off, XXX granted his portion to XXX, XXX. The preliminary title report still clearly identifies XXX as an owner	11/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000426	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met	Informational Only	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000427	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/xx/2024	Acknowledged	FCRE1197	Credit	Audited FICO is less than Guideline FICO	Audited FICO of XXX is less than Guideline FICO of 675. Non-Prime Wholesale Rate Sheet XX/xx/XXXX reflects the FICO minimum for request to waive impounds is 675 for primary.	Ok per XXX to waive impounds with low FICO, comp factors, XXX% LTV, XXX% DTI, borr S/E for XXX+ years, subject in C3 condition with recent updating	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000427	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000427	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000428	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/xx/2024	Acknowledged	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Duplicate exception, captured in another field.			Duplicate exception, CU 1.0 score in file; ; Document Uploaded.	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
900000428	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/xx/2024	Acknowledged	FCRE4678	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. Payment Shock of XXX exceeds three times the current rental expense for FTHB. Current rent = $XXX (x3 = $XXX), subject PITIA = $XXX. Lender GL Section 3.13 - FTHB.			Document Uploaded. Ok per XXX to waive payment shock requirement, comp factors, XXX FICO, borr S/E for XXX+ years, significant reserves after closing	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
900000428	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
900000428	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
900000428	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	09/xx/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
900000429	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The 1003 shows the subject has been the borrower's primary residence for 1 month. The subject was purchased XX/xx/XXXX. The borrower was living at the previous address; XXX with no primary housing expense. The mortgage / rental rating for determining the mortgage pricing is determined by evaluating the ratings for properties that the borrower owns and / or rents over the
last twelve months. In the absence of a mortgage / rental rating covering the last twelve months, the loan will be considered on a case-by-case basis. Consideration is automatically given to borrowers who are living rent free. Provide a letter from the owner of XXX, verifying the borrower was living rent free. Per GLs 4.16 Absence of Mortgage/Rental History & 4.15 Determining Mortgage/rental Rating	XXX Lending guidelines do not require a rent-free letter, the 1003 merely needs to state so	11/xx/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded.	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000429	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue The Title supplement dated XX/xx/XXXX shows delinquent property tax to the state XXX. The amount to redeem is $XXX. The Closing Disclosure shows taxes paid $XXX. Provide the Final Title to show no delinquent property tax.	The Final Settlement Statement also shows an additional $XXX paid to the XXX as well as a redemption paid to a XXX for $XXX who paid the taxes out of probate. Uploading email from closer advising as such that the entire amount has been paid.	11/xx/2024	Property Title Issue Resolved; Document Uploaded.	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000429	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000429	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000430	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000430	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000431	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. HPML escrow established, appraisal requirement met	HPML is compliant and allowed per lender guidelines; therefore, downgraded to A.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000431	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The borrower provided a letter stating the name of the business, the structure and number of employees and the application reflects the monthly income; however, the letter nor any other documentation in file does not state what the business does. Guideline section Twelve or Twenty-Four Month Bank Statement Program states an LOE from the borrower is required explaining their business name, what their business does, the number of employees, how it is set up (Incorporated, LLC, Sole Proprietor, etcetera), and what they consider their income to be on a monthly basis. If the information for the above items is already located in another part of the file, the LOE does not need to explicitly confirm it.	Income and Employment Meet Guidelines; Lender submitted SE LOE, condition cleared ; Document Uploaded. ; Uploading S/E LOE	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000431	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1497	Credit	ATR: Reasonable Income or Assets Not Considered	ATR: Reasonable Income or Assets Not Considered Audit income is $XXX and total debt is $XXX, which produced a DTI of XXX%. Therefore, the income is not reasonable for this transaction. Guideline section 5.6 Maximum Debt-To-Income Ratio (DTI) states the Maximum Debt-to-Income (DTI) ratio for any loan is 50% of total income including any asset depletion component rounded down (i.e.: XXX% rounds to 50%).	ATR: Reasonable Income or Assets Was Considered; Document Uploaded.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000431	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1193	Credit	Audited DTI Exceeds Guideline DTI	Audited DTI of XXX% exceeds Guideline DTI of XXX% Audit income is $XXX and total debt is $XXX, which produced a DTI of XXX%. Guideline section 5.6 Maximum Debt-To-Income Ratio (DTI) states the Maximum Debt-to-Income (DTI) ratio for any loan is 50% of total income including any asset depletion component rounded down (i.e.: XXX% rounds to 50%).	Lender submitted updated income sheet , condition cleared; Audited DTI of XXX% is less than or equal to Guideline DTI of XXX%; Document Uploaded.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000431	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational Only	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	C	A	A	A	C	A	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000432	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	09/xx/2024	Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000432	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	09/xx/2024	Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000432	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/xx/2024	Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000432	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/xx/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	09/xx/2024	Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000433	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	09/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000433	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	09/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000433	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	09/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	09/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000434	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000434	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000434	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000435	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	FCRE9178	Credit	Borrower has less than 2 FICO scores and does not meet minimum required to be scored.	Borrower 2 has less than 2 FICO scores and does not meet minimum required to be scored.			Borrower(s) FICO score meets guidelines.	11/xx/2024		D	B	B	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000435	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1180	Credit	HO-6 Insurance Policy is Missing	HO-6 Insurance Policy is Missing Provide H06 Dwelling Coverage policy. HO6 hazard insurance policy (walls in coverage) that provides coverage sufficient to repair the condo unit to its condition prior to a loss claim event as determined by insurer.			HO-6 Insurance Policy is fully present; Document Uploaded.	11/xx/2024		D	B	D	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000435	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Acknowledged	FCRE5775	Credit	Borrower 2 Credit Report is Incomplete	Borrower 2 Credit Report is Partially Present. The Co-borrower has no credit score. XXX does not extend credit where the primary wage earner has one or less credit scores, unless LTV ≤65% LTV, 2 year full document, and housing history 24 months at 0*30 borrower to be reviewed for “1 Score/No Score product. The Lender provided an exception. The loan exception was approved as 24 month bank statement program. The co-borrower purchased the business in XXX, less than 24 months. Provide 2 compensating factors to approve no score/credit . Per GLs 4.6 Credit Score Determination	Ok per XXX for 1/no score on 12MBS with less than 24 months S/E, comp factors, XXX% LTV, own multiple properties free and clear, subject in C3 condition.	11/xx/2024	Document Uploaded.	11/xx/2024		D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000435	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines The loan was approved using 24 Month Bank Statement Income Program for the co-borrower. The CPA letter states the co-borrower purchased the business in XXX which is less than 24 months. The Twelve or Twenty-Four Month Bank Statement Program requires acceptable documentation supporting the existence of the business for the most recent two years. The employment verification did not meet the requirement. Provide verification the business has been in existence 2 years, and a Lender exception to use twelve months Bank Statements for income with 1 score/no score credit. Per GLs Twelve or Twenty-Four Month Bank Statement Program
															Ok per XXX for 1/no score on 12MBS with less than 24 months S/E, comp factors, XXX% LTV, own multiple properties free and clear, subject in C3 condition.	11/xx/2024	Document Uploaded.	11/xx/2024		D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000435	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000435	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/xx/2024		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000435	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
														While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/xx/2024		D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000436	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000436	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000436	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrows and met appraisal requirements.
Allowed per lender guidelines, therefore, downgraded to an A. This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000437	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE3843	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. The file does not contain documentation to verify 6 months reserves or $XXX. The Non-Prime Wholesale Rate Sheet XX/xx/XXXX reflects the reserve requirement of 6 months for greater than XXX% LTV and less than XXX% LTV.	Uploading business statement as noted on the asset summary that shows sufficient reserves after gift funds	11/xx/2024	Document Uploaded. condition cleared, LM updated with correct funds. ; The required number of months reserves are to be seasoned does meet Guideline requirement.	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000437	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $ are less than Guideline Required Reserves of $XXX. There are no funds documented in file that are available for the required reserve amount of $XXX. The Non-Prime Wholesale Rate Sheet XX/xx/XXXX reflects the reserve requirement is 6 months for LTV greater than XXX% and less than XX% LTV.	Uploading business statement as noted on the asset summary that shows sufficient reserves after gift funds	11/xx/2024	Document Uploaded. condition cleared, LM updated with correct funds. ; Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX.	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000437	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	FCRE1471	Credit	Asset 5 Missing	Asset 5 Missing	Asset 5 Provided Or Not Applicable	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000437	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE7497	Credit	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Documentation is not in file to verify HOA fees of $XXX for XXX Guideline section 6.7 Mortgage Payments for Rental Properties states the monthly mortgage payments must be satisfactorily documented on all rental properties owned by the borrower, if not reported on the credit report. Property Taxes, Insurance, and HOA Fees for Rental Properties Owned by the Borrower.	Uploading HOA info	11/xx/2024	; Document Uploaded. ; audit verified HOA dues, condition cleared.	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000437	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000437	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000438	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000438	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000438	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000439	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1491	Credit	Asset Qualification Does Not Meet Guideline Requirements	Asset Qualification Does Not Meet Guideline Requirements The purchase contract shows earnest money $XXX due from the borrower. The Closing Disclosure did not list credit from earnest money. Provide an addendum to the contract removing the earnest money, or provide a copy of the earnest money receipt and a copy of the check, wire or bank statement. Per 8.6 Earnest Money and Deposit.			Document Uploaded. Ok per XXX to treat as an XXX and to accept the EMD , comp factors, XXX FICO, no negative credit reporting, borr on the job XXX+ years, subject in C3 condition	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
900000439	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Acknowledged	FPRO1502	Property	HOA Does Not Meet Guidelines	HOA Does Not Meet Guidelines The subject is a XXX. The Guidelines require XXX with less than XXX units to be 50% owner occupied. The Condo questionnaire shows that XXX% of the units are owner occupied. Provide a Lender exception with 2 compensating factors to approve the condominium. Per GLs 10.2 Condominium Eligibility Requirements C. Smaller Projects			Document Uploaded. Ok per XXX to treat as an XXX and to accept the EMD , comp factors, XXX FICO, no negative credit reporting, borr on the job XXX+ years, subject in C3 condition	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	C	B	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
900000439	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	B	A	A	C	B	C	B	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A	B	B	B	A
900000440	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000440	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000440	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000441	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1172	Credit	Flood Insurance Minimum Coverage Not Met	Flood Insurance Coverage Amount does not meet minimum required coverage amount The subject is located in Flood Zone XXX. Provide evidence of sufficient Flood Insurance.	Flood Insurance Minimum Coverage Amount is met; Document Uploaded. ; Flood Insurance Coverage Amount does not meet minimum required coverage amount The subject is located in Flood Zone XXX. Provide evidence of sufficient Flood Insurance.	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000441	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1164	Credit	Flood Insurance Policy Missing	Missing Flood Insurance Policy The invoice for Flood Insurance with XXX policy XXX is in the file. Provide the declaration page for evidence of sufficient coverage.	Flood Insurance Policy is fully present; Document Uploaded. ; Missing Flood Insurance Policy The invoice for Flood Insurance with XXX policy XXX is in the file. Provide the declaration page for evidence of sufficient coverage.	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	D	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000441	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1195	Credit	Audited CLTV Exceeds Guideline CLTV	Audited CLTV of XXX% exceeds Guideline CLTV of 65% The Co borrower is deficient in credit depth. The Maximum LTV/CLTV/HCLTV is 65%. Per Non-Prime Wholesale - Program LTV and Loan Amount Matrix	The co-borrower’s credit depth is not considered in qualification, only the main borrower	10/xx/2024	Audited CLTV of XXX% is less than or equal to Guideline CLTV of 70%; Document Uploaded. Condition cleared per Lender GLs 4.6 - A co-borrower without scores or depth can be on the loan application should they contribute zero qualifying income to the file – regardless, a credit pull of this individual is required; Audited CLTV of XXX% exceeds Guideline CLTV of 65% The Co borrower is deficient in credit depth. The Maximum LTV/CLTV/HCLTV is 65%. Per Non-Prime Wholesale - Program LTV and Loan Amount Matrix	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000441	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1196	Credit	Audited HCLTV Exceeds Guideline HCLTV	Audited HLTV of XXX% exceeds Guideline HCLTV of 65% The Co borrower is deficient in credit depth. The Maximum LTV/CLTV/HCLTV is 65%. Per Non-Prime Wholesale - Program LTV and Loan Amount Matrix	The co-borrower’s credit depth is not considered in qualification, only the main borrower	10/xx/2024	Audited HLTV of XXX% is less than or equal to Guideline HCLTV of 70%; Document Uploaded. Condition cleared per Lender GLs 4.6 - A co-borrower without scores or depth can be on the loan application should they contribute zero qualifying income to the file – regardless, a credit pull of this individual is required; Audited HLTV of XXX% exceeds Guideline HCLTV of 65% The Co borrower is deficient in credit depth. The Maximum LTV/CLTV/HCLTV is 65%. Per Non-Prime Wholesale - Program LTV and Loan Amount Matrix	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000441	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1194	Credit	Audited LTV Exceeds Guideline LTV	Audited LTV of 70% exceeds Guideline LTV of XXX% The Co borrower is deficient in credit depth. The Maximum LTV/CLTV/HCLTV is 65%. Per Non-Prime Wholesale - Program LTV and Loan Amount Matrix	The co-borrower’s credit depth is not considered in qualification, only the main borrower	10/xx/2024	Audited LTV of XXX% is less than or equal to Guideline LTV of 70%; Condition cleared per Lender GLs 4.6 - A co-borrower without scores or depth can be on the loan application should they contribute zero qualifying income to the file – regardless, a credit pull of this individual is required; Audited LTV of XXX% exceeds Guideline LTV of 65% The Co borrower is deficient in credit depth. The Maximum LTV/CLTV/HCLTV is 65%. Per Non-Prime Wholesale - Program LTV and Loan Amount Matrix	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000441	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1441	Credit	Delinquent Credit History Does Not Meet Guideline Requirements	Delinquent Credit History Does Not Meet Guideline Requirements Credit supplement required to verify XXX#XXX, collection account, paid off and closed 0 balance. Per 4.07 Collections, Charge Offs, and Repossessions.	Delinquent Credit History Meets Guideline Requirements; Document Uploaded. ; Delinquent Credit History Does Not Meet Guideline Requirements Credit supplement required to verify XXX#XXX, collection account, paid off and closed 0 balance. Per 4.07 Collections, Charge Offs, and Repossessions.	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000441	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The credit report shows the co-borrowers has the following tradelines; XXX months, XXX months, XXX month and XXX months. A minimum credit depth of; three acceptable tradelines aged individually for a 12 month minimum OR, two acceptable tradelines aged individually for a 24 month minimum is required. If minimum credit depth is not met, Underwriter may review for compliance with the One Score / No Score / No Depth program while requiring 24 month housing history. Twelve month pay-history for the lease/mortgage was provided. The bank statements for XX/XX - XX/XX showing primary housing history is required. Per GLs 4.5 Minimum Credit Depth	The co-borrower’s credit depth is not considered in qualification, only the main borrower	10/xx/2024	Housing History Meets Guideline Requirements; Document Uploaded. Condition cleared per Lender GLs 4.6 - A co-borrower without scores or depth can be on the loan application should they contribute zero qualifying income to the file – regardless, a credit pull of this individual is required; Housing History Does Not Meet Guideline Requirements The credit report shows the co-borrowers has the following tradelines; XXX months, XXX months, XXX month and XXX months. A minimum credit depth of; three acceptable tradelines aged individually for a 12 month minimum OR, two acceptable tradelines aged individually for a 24 month minimum is required. If minimum credit depth is not met, Underwriter may review for compliance with the XXX program while requiring 24 month housing history. Twelve month pay-history for the lease/mortgage was provided. The bank statements for XX/XX - XX/XX showing primary housing history is required. Per GLs 4.5 Minimum Credit Depth	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	C	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000441	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000441	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	D	A	A	A	D	A	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000442	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1354	Credit	Borrower 2 Tax Returns Not Signed	Borrower 2 Tax Returns Not Signed Provide the Year to date P&L, and 2 years personal and business tax returns signed by the Co-borrower.	Ok per XXX to waive tax return signatures, comp factors, XXX FICO, full doc, XXX% DTI	11/xx/2024			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000442	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1324	Credit	Borrower 1 Tax Returns Not Signed	Borrower 1 Tax Returns Not Signed Provide the Year to date P&L, and 2 years personal and business tax returns signed by the borrower.	Ok per XXX to waive tax return signatures, comp factors, XXX FICO, full doc, XXX% DTI	11/xx/2024	Document Uploaded.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000442	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000442	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000443	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The credit supplement and mortgage statements in the file show mortgage payments with XXX #XXX due for XX/XXXX. Provide proof the XXX mortgage payment was made to XXX #XXX(the departure residence). Per 4.15 Determining Mortgage Rating.	Uploading XXX statement showing due date was XX/xx/XXXX which is within 30 days of closing	10/xx/2024	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; Document Uploaded.	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000443	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Acknowledged	FCRE1479	Credit	Asset 1 Does Not Meet Guideline Requirements	Asset Record 1 Does Not Meet G/L Requirements. A HUD-1 from the sale of real estate owned by the borrower's business, shows proceeds of $XXX. Verification that the net proceeds from the sale are either held in escrow / title or on deposit in the borrower’s account must be obtained and included in the loan file. Provide the XXX statement which shows the proceeds were on deposit. Per GLs 8.14 Sale of Real Property	Document Uploaded. Uploading updated ULAW with comp factors. Ok per XXX to waive proof of deposit of sale proceeds, comp factors, XXX FICO, XXX% LTV, borr S/E for XXX+ years..	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000443	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000443	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000444	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	finding-3634	Compliance	Charges That Cannot Increase Test	This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is XXX.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). TILA 130b Cure Required: Refund in the amount of XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC. The Zero tolerance violation in the amount of XXX is due to Appraisal increase on Initial CD XX/xx/XXXX			PCCD provided with broker RESPA cure for $XXX.00. Exception resolved.; PCCD provided with broker RESPA cure for $XXX.00. Exception resolved.; Document Uploaded. ; CD provided did not resolve the exception. The appraisal fee increased by $XXX on the initial and all subsequent CDs and no COC was provided for the increase. TILA 130b Cure Required: Refund in the amount of $XXX, cure package requires a PCCD, LOE, Copy of Refund Check, and Proof of Delivery or Valid COC.; Document Uploaded.	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000444	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000444	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000445	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000445	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000445	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000445	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000446	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000446	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000446	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has X.XX years on job.

																			Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000447	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000447	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000447	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000448	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Missing Post Disaster Inspection Report. FEMA declaration #XXX/XXX incident dated XX/xx/XXXX, Appraisal completed XX/xx/XXXX.	Property Inspection Provided.; Document Uploaded. Condition cleared, no property damage	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000448	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000448	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000449	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1440	Credit	Housing History Does Not Meet Guideline Requirements	Housing History Does Not Meet Guideline Requirements The loan approval reflects a Verification of Rent is present for XXX; however, documentation is not in file to verify the rent history for XXX nor is documentation to verify an exception was given. Guideline section 4.16 Absence of Mortgage/Rental History states in the absence of a mortgage/rental rating covering the last twelve months, the loan will be considered on a case-by-case basis.	Aduit verified VOR 1950/mo for 12 months; Housing History Meets Guideline Requirements; Document Uploaded.	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000449	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000449	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000450	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000450	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000450	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000451	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FVAL3825	Property	FEMA Declared Disaster Dated Prior to the Note Date, After Appraisal Date	Property located in FEMA Declared Disaster Area with no subsequent property Inspection. Lender to provide disaster report for the following incident: XXX Incident Period: XX/xx/XXXX and continuing. Declaration Date: XX/xx/XXXX	Property Inspection Provided.; Document Uploaded. Post disaster inspection received, no XXX damage.	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000451	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE0360	Credit	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete. The file is missing the following REO documents: XXX - Hazard Insurance. XXX - Mortgage statement, all PITIA docs. HOA docs for all REO listed on URLA.	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is not partially present.; all REO PITIA have been verified, condition cleared.; Document Uploaded.	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000451	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational Only	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.XX years on job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000452	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines There is no YTD Profit and Loss statement in file for XXX or bank statements for this business. Guideline section XI. Self-Employed Borrower - IRS Tax Return Chart for "S" Corporation states YTD P&L with bank statements for the three preceding months is required.	In this case, the business was operating at a loss and the loss was factored into the overall income figure. As it is not positive income, XXX would not go further for a YTD P&L with bank statements since this entity is losing income. Thank you.	11/xx/2024	Income and Employment Meet Guidelines; Full doc loan with tax returns, Cleared per lender rebuttal and GL; Document Uploaded.	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000452	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000452	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has X.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000453	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.			Compliant	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000453	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000453	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000454	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000454	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000454	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.X% is less than Guideline DTI of XX%

																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000455	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000455	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000455	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000456	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. Lender did not verify borrower's own funds for XXX months of reserves. Borrower received a $XXX gift deposited into their account that was not verified per lender guidelines. All other gifts were wire transferred to the title company for closing. Per lender GLs 8.22 Reserve funds - Documentation of Reserve amounts should show the dollar amount at or above the required amount of reserves to be in the Applicant’s accounts for a period of at least 60 days. Unacceptable sources of funds include, but are not limited to: Gift Funds.	Uploading XXX ledger and statement as accounted for with subtracting $XXX for reserves which covers the reserves	11/xx/2024	Document Uploaded. updated ledger received, condition cleared; Audited Reserves of $XXX are equal to or greater than AUS Required Reserves of $XXX.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000456	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCRE1205	Credit	OFAC Check Not Completed and/or Cleared	OFAC Check Not Completed and/or Cleared Loan Officer is a possible OFAC match. Lender to provide verification that the LO has been cleared.	Uploading OFAC clearance note from QC Dept in our system	11/xx/2024	OFAC Check Completed and Cleared; ; Document Uploaded. OFAC Cleared; No doc received in upload for this condition, lender to re-submit for review.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000456	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000456	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000457	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Acknowledged	FCRE4678	Credit	Payment shock exceeds guideline	Payment shock of XXX% exceeds the lender guidelines tolerance for payment shock. The Verification of Rent shows the borrower paid $XXX monthly in rent. The subject monthly payment is $XXX. XXX will consider loans for First Time Home Buyers (“FTHB”) provided they do not have, for a primary residence purchase, a payment shock of greater than three times (3X) that of their current rental payment. The subject payment exceeds 3 times the rental payment. Provide a Lender exception with 2 compensating factors to approve the loan Per GL's 3.13 First Time Home Buyer	Ok per XXX for XXX months reserves and to waive payment shock, comp factors, XXX FICO, borr S/E for XXX+ years, subject in C3 condition	11/xx/2024			Borrower has stable job time - Borrower has X.X years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000457	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Acknowledged	FCRE9995	Credit	Audited Reserves are less than Guideline Required Reserves (Dollar Amount)	Audited Reserves of $XXX are less than Guideline Required Reserves of $XXX. The Borrower has $XXX in reserves: XXX months of Principal, interest, tax, insurance and homeowners fee(PITIA). A loan to Value of XXX% requires 12 months of reserves, $XXX. A Lender exception with 2 compensating factors is required to approve the loan.	Ok per XXX for XXX months reserves and to waive payment shock, comp factors, XXX FICO, borr S/E for XXX+ years, subject in C3 condition..	11/xx/2024	Document Uploaded.	11/xx/2024	Borrower has stable job time - Borrower has X.X years on job.	C	B	C	B	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000457	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.X years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000457	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.X years on job.	C	B	A	A	C	B	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000458	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	finding-3532	Compliance	Initial Closing Disclosure Delivery Date Test	This loan failed the initial closing disclosure delivery date test due to one of the following findings:( 12 CFR §1026.19(f)(1)(ii) )The initial closing disclosure delivery date is provided and the initial closing disclosure method of delivery is marked as either:"USPS First Class Mail" or "Electronic Delivery" or blank, and the initial closing disclosure delivery date is less than six business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; or"In Person" and the initial closing disclosure delivery date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transaction; orThe initial closing disclosure receipt date is provided and the initial closing disclosure receipt date is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date if no consummation date is provided, of the transactionThe creditor shall ensure that the consumer receives the disclosures required under paragraph §1026.19(f)(1)(i) no later than three business days before consummation. The file does not contain documentation to show the borrower received the initial CD at least 3 days prior to consummation.	signed initial CD provided; Exception resolved; signed initial CD provided; Exception resolved; Document Uploaded.	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000458	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000458	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/xx/2024	Borrower has stable job time - Borrower has XX.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.XX% is less than Guideline CLTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	A	A	C	A	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000459	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000459	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000459	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000460	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000460	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000460	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	10/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Borrower has stable job time - Borrower has X.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000461	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000461	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000461	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	10/xx/2024	Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Borrower has stable job time - Borrower has X.X years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000462	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Acknowledged	FCRE3843	Credit	Guideline Seasoning not Met	The required number of months reserves are to be seasoned does not meet Guideline requirement. The Borrower is XXX% owner of the business, the XXX, (not on the loan) owns the remaining XXX%. The Business funds in XXX #XXX are included at in the 12 month reserves required for a XXX% LTV. 100 percent of the account assets are being used. Funds held in a business are unacceptable source of reserves. Funds held in a business if the borrower represent XXX% ownership is permitted. A letter from the XXX is in the file permitting the use of funds. The Lender provided an exception to permit the use of business funds without XXX% business ownership. Per GL's 8.22 Provide 2 compensating factors for the exception.	Ok to use business funds for closing funds and reserves. Brwr is XXX% owner and XXX is XXX% owner. XXX will be on vesting and will provide an access letter. Comp factors, XXX FICO, borr S/E for XXX+ years, subject is a C1 XXXX new build from XXX	11/xx/2024	Document Uploaded.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	B	D	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000462	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Acknowledged	FCRE6100	Credit	Audited Interested Party Contribution Exceeds Guideline Program Maximum	Audited Interested Party Contribution of XXX% exceeds interested party contribution guideline maximum of XXX%. The Closing Disclosure shows seller credit of $XXX, which is XXX% of the sales price. The Maximum allowed seller contribution for an Owner Occupied property with LTV of XXX% is 3%. The Lender provided an exception. Provide 2 compensation factors to support the Lender exception. Per GL's 3.28 Maximum Contributions	Ok to proceed with XXX% seller credit at XXX% LTV. Comp factors, XXX FICO, borr S/E for XXX+ years, subject is a C1 XXXX new build from XXX	11/xx/2024	Document Uploaded.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	B	C	B	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000462	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000462	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX Borrower has stable job time - Borrower has X.XX years on job.	D	B	A	A	D	B	A	A	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	D	D	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A
900000463	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000463	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000463	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	10/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	10/xx/2024	Borrower has stable job time - Borrower has X.XX years on job. Qualifying DTI below max allowed. - Calculated DTI of X.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000464	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000464	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000464	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.XX years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000465	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.			Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000465	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.			Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000465	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.			Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.X years on job.	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000466	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	FCRE1437	Credit	Income and Employment Do Not Meet Guidelines	Income and Employment Do Not Meet Guidelines Lender to provide business statement income calculator completed by XXX UW. The only copy in the file was completed by the broker.	Income and Employment Meet Guidelines; Income verified and cleared; Document Uploaded.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	C	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000466	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000466	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Borrower has stable job time - Borrower has XX.X years on job.	C	A	A	A	C	A	A	A	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000467	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000467	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000467	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000468	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	FPRO9990	Property	Third Party Valuation Product Not Provided within 10% Tolerance	Third Party Valuation Product Not Provided or Not Provided Within Tolerance. Provide a desk review of the subject to support the value.	Document Uploaded. ; Third party valuation product provided within tolerance.	11/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	C	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000468	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000468	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	finding-3352	Compliance	Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000468	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Loan Review Complete	11/xx/2024	Resolved	finding-2962	Compliance	XXX Higher-Priced Mortgage Loan Test	HPML with established escrow and met appraisal requirements This loan failed the XXX higher-priced mortgage loan test. (XXX, XXX Financial Code Division 1.9 4995(a))
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the XXX Financial Code.
While the XXX Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.	Compliant	11/xx/2024	Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Borrower has stable job time - Borrower has XX.XX years on job.

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%	C	A	A	A	A	A	C	A	A	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000469	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Acknowledged	FCOM3849	Compliance	Evidence of Appraisal Delivery to Borrower not Provided or Late (12 CFR 1002.14(a)(1))	The file did not contain evidence confirming a copy of the appraisal was provided to the consumer at least 3-business days prior to the consummation date. If the consumer waived rights, a copy still needs to be provided prior to or at consummation. The violation can be resolved by providing evidence that the consumer received the report in a timely manner. (12 CFR 1002.14(a)(1)). Need Evidence of Appraisal Delivery was provided at least 3 days prior to Closing
Exception is non-material and graded as level 2/B.	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	B	B	B	B	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
900000469	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
900000469	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX.X% is less than Guideline CLTV of XX%

																			Original LTV is Below the Guideline Maximum - Calculated LTV of XX.X% is less than Guideline LTV of XX%	B	B	A	A	A	A	A	A	B	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B	B	A	A	B
900000470	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000470	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
900000470	XXXXX	XXX	XXXXX	XX/xx/XXXX	XXXXXX	XXX	Non-QM: Lender documented all ATR UW factors	Curative	11/xx/2024	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Compliant	11/xx/2024	Borrower has stable job time - Borrower has X.XX years on job.

Original CLTV is Below the Guideline Maximum - Calculated CLTV of XX% is less than Guideline CLTV of XX%

Original LTV is Below the Guideline Maximum - Calculated LTV of XX% is less than Guideline LTV of XX%

Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX

																			Qualifying DTI below max allowed. - Calculated DTI of XX.XX% is less than Guideline DTI of XX%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A